Wire Redemption Fee [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	99 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World Ex USA Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	4.70%	5.10%	6.41%
Performance Inception Date			Sep. 30, 2016
Individual Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	4.33%	3.85%	5.49%
Performance Inception Date			Sep. 30, 2016
Individual Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	3.50%	5.11%
Performance Inception Date			Sep. 30, 2016
Individual Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	2.83%	2.97%	4.31%
Performance Inception Date			Sep. 30, 2016
Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent	4.65%	4.16%	5.79%
Performance Inception Date			Sep. 30, 2016